Provisions - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provisions
Bonus accrual	€ 22,938	€ 9,662
Accrued vacation	14,447	17,018
Litigation and indemnification obligations	7,156	497
Accrued audit fees	3,254	3,675
Restoration provisions	3,174	2,823
Provision related to vacated lease assets | United Kingdom
Provisions
Reorganization provision	4,253	4,778
Termination benefits provision | France
Provisions
Reorganization provision	€ 3,343	€ 7,976